OTHER NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
Miscellaneous assets [abstract]
OTHER NON-FINANCIAL ASSETS	OTHER NON-FINANCIAL ASSETS
The composition of other non-financial assets is as follows:

	Current assets		Non-current assets		Total Assets
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(a) Advance payments
Aircraft insurance and other	25,992	27,122	—	—	25,992	27,122
Others	3,740	13,039	5,740	1,773	9,480	14,812
Subtotal advance payments	29,732	40,161	5,740	1,773	35,472	41,934

(b) Contract assets (1)
GDS costs	22,738	9,530	—	—	22,738	9,530
Credit card commissions	37,200	26,124	—	—	37,200	26,124
Travel agencies commissions	12,421	12,912	—	—	12,421	12,912
Subtotal advance payments	72,359	48,566	—	—	72,359	48,566
(c) Other assets
Sales tax	81,785	100,665	13,753	27,962	95,538	128,627
Other taxes	1,130	1,688	—	—	1,130	1,688
Contributions to the International Aeronautical Telecommunications Society (“SITA”)	258	258	739	739	997	997
Contributions to Aeronautical Service Companies	—	—	60	—	60	—
Judicial deposits	—	26	148,329	117,904	148,329	117,930
Subtotal other assets	83,173	102,637	162,881	146,605	246,054	249,242
Total Other Non - Financial Assets	185,264	191,364	168,621	148,378	353,885	339,742
(1)Movement of Contracts assets:

	Initial balance	Activation	Cumulative translation adjustment	Amortization	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2021	15,476	67,647	(6,680)	(51,363)	25,080
From January 1 to December 31, 2022	25,080	302,290	(37,146)	(241,658)	48,566
From January 1 to December 31, 2023	48,566	242,717	2,033	(220,957)	72,359